Debt With Related Parties - Disclosure of Key Management Personnel Compensation (Parenthetical) (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Outstanding amount payable of bonuses	$ 35,269	$ 43,834